Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 156,273	$ 196,478
Accounts receivable, trade, net of allowance for doubtful accounts of $1,100 at December 31, 2013 and December 31, 2012	1,009,316	600,153
Inventories	420,924	656,397
Prepaid expenses and other current assets	291,745	174,731
Total current assets	1,878,258	1,627,759
Property and equipment
Leasehold improvements	1,121,362	919,035
Furniture and computer equipment	300,581	288,725
Manufacturing and other equipment	764,258	741,771
Subtotal	2,186,201	1,949,531
Less: Accumulated depreciation	(862,157)	(615,085)
Net property and equipment	1,324,044	1,334,446
Long term deposits	36,166	36,166
Deferred financing costs, net	114,874	171,458
Total assets	3,353,342	3,169,829
Current liabilities
Accounts payable	867,070	862,492
Accrued expenses and other current liabilities	146,626	8,495
Accrued compensation	503,194	363,101
Deferred rent	111,250	111,250
Deferred revenue	0	20,000
Total current liabilities	1,628,140	1,365,338
Long term liabilities
Promissory notes payable, related parties	10,603,127	10,603,127
Accrued interest, related parties	3,501,610	2,759,391
Deferred rent, long term	891,986	838,829
Deferred revenue, long term	0	89,167
Total liabilities	16,624,863	15,655,852
Commitments and Contingencies (Note 9)
Shareholders' equity (deficiency)
Common stock, $0.001 par value; 150,000,000 shares authorized, 5,029,920 and 4,977,418 shares issued and outstanding at December 31, 2013 and 2012	5,030	4,977
Additional paid-in capital	43,618,686	43,320,077
Accumulated deficit	(56,895,237)	(55,811,077)
Total shareholders' equity (deficiency)	(13,271,521)	(12,486,023)
Total liabilities and shareholders' equity (deficiency)	$ 3,353,342	$ 3,169,829